Revenue - Disaggregation of Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 428,539	€ 448,880
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	427,493	448,206
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,046	674
Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	365,499	392,332
Retail [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	63,040	56,548
Europe, Middle East and Africa [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	212,481	218,896
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	137,452	153,647
Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78,606	76,337
United States of America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	94,393	107,262
Italy [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	53,261	55,379
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,099	41,369
United Kingdom [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,501	48,266
Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,371	20,030
Spain [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,334	17,077
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,332	16,182
Germany [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,455	12,462
France [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,179	9,999
Australia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,903	9,738
Belgium [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,682	8,214
Korea, Republic of [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,232	9,847
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	89,797	93,055
Sale of upholstery furniture [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	365,346	389,528
Sale of home furnishing accessories [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,733	33,560
Sale of polyurethane foam [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,958	15,501
Sale of other goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,502	10,291
Natuzzi Editions Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	167,925	183,838
Natuzzi Italia Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	144,953	134,740
Softaly Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	94,201	104,509
Unbranded [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 21,460	€ 25,793